Commitments and contingencies: - Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contracts:
Research and development commitments	$ 15,153	$ 36,659
0-1 years
Contracts:
Research and development commitments	13,253
After 1 year but within 2 years
Contracts:
Research and development commitments	$ 1,900